Retirement Plans (Schedule Of Amounts In Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ 125	$ 166
Net actuarial loss	4,757	4,899
Amounts recognized in accumulated other comprehensive income (pre-tax)	4,882	5,065
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0	0
Net actuarial loss	61	42
Amounts recognized in accumulated other comprehensive income (pre-tax)	$ 61	$ 42